Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Based Compensation
17.	STOCK BASED COMPENSATION

On April 1, 2008, the Group adopted the 2008 share incentive plan (“2008 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. The Group has reserved 7,500,000 ordinary shares for issuance under the 2008 Plan. Out of these 7,500,000 shares, 6,955,273 shares had been issued to the employees upon exercise of their share options as of December 31, 2013. 544,727 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2013, and therefore were excluded from the computation of earnings per share.

On December 30, 2011, the Group adopted the 2011 share incentive plan (“2011 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. On February 20, 2012, the Group reserved 2,000,000 ordinary shares under the 2011 Plan. Out of these 2,000,000 shares, 28,668 shares had been issued to the employees upon exercise of their share options as of December 31, 2013. 1,971,332 shares remain available for future issuances.

Stock Option

2013 modification

The Company’s board of directors approved to amend the terms of certain stock options granted to employees and directors in April, 2013. The amendments included: (i) for 917,958 outstanding options granted to 28 employees, the contract term were extended from 5 years to 10 years; (ii) for 930,000 outstanding options that were granted to the five individuals including employees and directors, the exercise price of 625,000 options was reduced from a range of $3.4 or $3.15 per share to nil per share, with the other 305,000 options being cancelled. The amendments did not change the vesting provisions.

The modification resulted in a total incremental share-based compensation of $1.3 million, of which $0.7 million was recognized in the year ended December 31, 2013 and the remaining is recognized ratably over the remaining vesting period of the award.

The fair value of share options after the modification in 2013 was ranged from US$0.66 to US$2.60 per share. Management used Black-Scholes option pricing model to estimate the fair value of options immediately before the modification and on the modification date with the following assumptions:

2013

Expected volatility	0.691~0.872
Risk-free interest rate	0.48%~0.79%
Expected dividend yield	0%
Expected term (in years)	1.01~2.71
Fair value of underlying ordinary share	US$5.20

(1)	Volatility

The volatility of the underlying ordinary shares during the expected term of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield of international government bonds of China with a maturity period similar to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Expected term

The expected term were estimated based on the vesting and contractual terms, employee demographics and the expected term of the similar companies.

(5)	Fair value of underlying ordinary shares

When estimating the fair value, the closing market price of the ordinary shares of the Company as of the modification date was used as the fair value of the ordinary shares on that date.

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$

Outstanding as of January 1, 2013	5,639,571	1.55	1.63	0.54	4,422
Granted	1,542,958	0.59	1.56
Exercised	4,249,430	1.18	1.53
Forfeited	485,865	3.31	1.88
Cancelled	1,847,958	2.20	1.81

Outstanding as of December 31, 2013	599,276	1.64	1.72	3.08	522

Vested and expected to vest at December 31, 2013	598,638	1.64	1.72	3.09	522

Exercisable at December 31, 2013	571,689	1.62	1.69	3.17	297

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table summarizes information about stock options outstanding for the year ended December 31, 2013:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)

0.00	41,633	0.00	1.26	31,200	0.00	1.25
1.00	379,874	1.00	4.27	379,801	1.00	4.27
3.40	177,769	3.40	0.99	160,688	3.40	0.96

	599,276	1.64	3.08	571,689	1.62	3.17

As of December 31, 2013, there was US$231 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.41 years.

For the years ended December 31, 2011, 2012 and 2013, the aggregate intrinsic value of options exercised under the Company’s stock option plans were US$407, US$315 and US$4,090, respectively, determined as of the date of option exercise.

Nonvested Shares

In 2011, 2012 and 2013, the Company granted 372,000, 190,668 and 800,000 nonvested shares to employees and consultants, respectively. The vesting periods of the nonvested shares under the plan were determined based on individual share agreements. Generally nonvested shares vest over two or four years. Out of nonvested shares granted, the vesting of 250,000 shares is subject to certain performance conditions, which are consistent with the terms for stock options. The total fair value of shares vested during the year ended December 31, 2011, 2012 and 2013 was nil, US$1,767 and US$1,773, respectively. As of December 31, 2013, there was US$1,982 of total unrecognized compensation cost related to nonvested shares. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.55 years.

The following table summarizes the nonvested shares activity for the year ended December 31, 2013:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of January 1, 2013	635,250	4.86	1,999

Granted	800,000	2.60
Vested	(482,125)	3.68
Forfeited	(294,000)	4.81

Nonvested stock as of December 31, 2013	659,125	3.01	1,411

Nonvested stock vested and expected to vest at December 31, 2013	461,387	3.01	987

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2011, 2012 and 2013:

	2011	2012	2013

Cost of revenue	4	1	—
Selling and marketing expenses	1,979	1,505	1,905
General and administrative expenses	1,086	707	1,086

Total	3,069	2,213	2,991